Trade accounts receivable - Changes in the allowance for doubtful accounts losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance
Financial assets at beginning of period	R$ 684,226
Financial assets at end of period	1,317,218	R$ 684,226
Trade accounts receivable
Disclosure of reconciliation of changes in loss allowance
Financial assets at beginning of period	170,382
Financial assets at end of period	288,111	170,382
Trade accounts receivable | Allowance for doubtful accounts
Disclosure of reconciliation of changes in loss allowance
Financial assets at beginning of period	(4,215)	(1,183)
Addition of provision	(5,551)	(5,734)
Use/reversal	6,406	4,241
Financial assets at end of period	R$ (3,360)	(4,215)
Trade accounts receivable | Allowance for doubtful accounts | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance
Financial assets at beginning of period		R$ (1,539)